EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 1,515,800	$ 1,345,000
Salaries, short-term incentives and other benefits	12,682	12,999
Post-employment benefits	3,745	3,779
Share-based payments	40,366	24,943
Total	$ 56,793	$ 41,721